Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	May 31, 2021	Oct. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Proceeds from redeemable convertible preferred stock			$ 80,000,000
Temporary equity accretion to redemption value			$ 0	$ 0
Common Stock [Member] | Covertible Preferred Stock [Member]
Temporary Equity [Line Items]
Stock issued during period for conversion of convertible securities	15,774,014
Series C [Member]
Temporary Equity [Line Items]
Number of redeemable convertible preferred stock shares issued		135,180,800
Temporary equity purchase price per share		$ 0.5918
Proceeds from redeemable convertible preferred stock		$ 80,000
Debt conversion converted instrument shares issued			11,404,246
Stock issued during period for conversion of convertible securities			135,180,800
Series C [Member] | Ares [Member]
Temporary Equity [Line Items]
Number of redeemable convertible preferred stock shares issued		22,171,553
Series C [Member] | Convertible Notes [Member]
Temporary Equity [Line Items]
Temporary equity purchase price per share		$ 0.5918
Debt conversion converted instrument shares issued		11,404,246
Debt instrument convertible price per share		$ 0.5030
Debt conversion convertible instrument percent		85.00%